Notes Payable (Details) (USD $)	Dec. 31, 2012	Jun. 01, 2012
Notes Payable {1}
Secured Note, principal amount (agreement with Fairhills Capital offshore Ltd)		$ 50,000
Secured Note, interest rate		2.00%
Common stock shares used to secure Note		3,750,000
Company paid $25,000 to Fairhills to pay down the outstanding balance on its loan.	$ 25,000